INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished products	$ 17,428	$ 16,656
Raw materials	5,785	6,778
Inventory, net	$ 23,213	$ 23,434